Summary of Material Accounting Policies - Schedule of Useful Life of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Laboratory Equipment | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment useful life	7 years
Laboratory Equipment | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment useful life	5 years
Laboratory Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment useful life	10 years
Office Equipment and Hardware | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment useful life	3 years
Office Equipment and Hardware | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment useful life	2 years
Leasehold Improvement
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment useful life	5 years